Stockholders' Equity - Additional Information (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Class of Stock [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	100	100
Common stock value	$ 1	$ 1
Lennar
Class of Stock [Line Items]
Common stock, shares issued	100
Common stock value	$ 100